Subsequent Events (Tables)	12 Months Ended
Oct. 31, 2022
Subsequent Events [Abstract]
Schedule of subsequent events
Suppliers (Defendant)	Status of the case	Amount involved (USD equivalent)
Shengzhou Baiyuan New Energy Vehicle Technology Co.	Pending	1,949,750
Jiangsu Yakai Auto Sales & Service Co.	Out-of-court settled	251,410
Hangzhou Shicheng Auto Trading Co.	Successful	279,905
Nanning Huangyang Auto Sales Co.	Successful	170,458
Other suppliers	Pending	100,220
Total		2,751,743